Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - Retail [member] - Personal [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,165	$ 943	$ 1,043	$ 1,079
Provision for credit losses
Originations	31	30	79	78
Maturities	(42)	(40)	(114)	(128)
Changes in risk, parameters and exposures	108	117	437	136
Write-offs	(135)	(94)	(371)	(269)
Recoveries	29	34	84	97
Exchange rate and other	(4)		(6)	(3)
Balance at end of period	1,152	990	1,152	990
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	298	310	285	422
Provision for credit losses
Transfers to Stage 1	177	132	474	459
Transfers to Stage 2	(20)	(30)	(63)	(91)
Transfers to Stage 3			(1)	(1)
Originations	31	30	79	78
Maturities	(10)	(16)	(32)	(54)
Changes in risk, parameters and exposures	(182)	(133)	(450)	(520)
Exchange rate and other	(2)
Balance at end of period	292	293	292	293
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	747	550	661	569
Provision for credit losses
Transfers to Stage 1	(177)	(131)	(473)	(457)
Transfers to Stage 2	21	30	65	91
Transfers to Stage 3	(13)	(12)	(38)	(37)
Maturities	(32)	(24)	(82)	(74)
Changes in risk, parameters and exposures	189	200	604	521
Exchange rate and other	1		(1)
Balance at end of period	736	613	736	613
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	120	83	97	88
Provision for credit losses
Transfers to Stage 1		(1)	(1)	(2)
Transfers to Stage 2	(1)		(2)
Transfers to Stage 3	13	12	39	38
Changes in risk, parameters and exposures	101	50	283	135
Write-offs	(135)	(94)	(371)	(269)
Recoveries	29	34	84	97
Exchange rate and other	(3)		(5)	(3)
Balance at end of period	$ 124	$ 84	$ 124	$ 84